UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-07850

Allegiant Advantage Funds
(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-364-4890

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2009

(Unaudited)

Institutional Money Market Funds

Allegiant

ADVANTAGE FUNDS

AllegiantFunds.com

ALLEGIANT	TABLE OF CONTENTS
ADVANTAGE FUNDS SEMI - ANNUAL REPORT	Chairman’s Message	1
	Report from PNC Capital Advisors, LLC	2
	Summary of Portfolio Holdings/Expense Tables	6
Allegiant Advantage Institutional Government Money Market Fund Allegiant Advantage Institutional Money Market Fund Allegiant Advantage Institutional Treasury Money Market Fund		Financial Highlights	Schedules of Investments	Statements
				of Assets and Liabilities
	Advantage Institutional Government Money Market Fund	8	11	11
	Advantage Institutional Money Market Fund	9	12	15
	Advantage Institutional Treasury Money Market Fund	10	16	16
	Statements of Operations		17
	Statements of Changes in Net Assets		18
	Notes to Financial Statements		19
	Meetings of Shareholders of the Funds		24
	Trustees Review and Approval of Advisory Agreements		25
	Proxy Voting and Quarterly Schedules of Investments		28

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Advantage Institutional Government Money Market Fund, the Allegiant Advantage Institutional Money Market Fund and the Allegiant Advantage Institutional Treasury Money Market Fund (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at AllegiantFunds.com. Please read it carefully before you invest or send money.

		NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC, a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to Allegiant Advantage Funds, for which it receives an investment advisory fee. Shares of Allegiant Advantage Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PNC Capital Advisors, LLC and is not a bank.

©2010 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Allegiant Advantage Funds

CHAIRMAN’S MESSAGE

JANUARY 2010

Dear Shareholders:

We are pleased to provide you with important information about your investments in Allegiant Advantage Funds, as well as a review of financial markets and events shaping global markets. As of November 30, 2009, total assets of the Allegiant Advantage Institutional Money Market Funds decreased from $2.6 to $1.7 billion.

Looking forward, on February 8, 2010, the name of Allegiant Advantage Funds is expected to be changed to PNC Advantage Funds as a result of the combination of the PNC Funds into Allegiant Funds. In connection with this combination, three Trustees will be retiring from the Board. We extend our heartfelt thanks to John Durkott, Gerald Gherlein and Kathleen Obert for their combined 35 years of valuable contributions to our funds.

Thank you for investing with Allegiant Advantage Funds and best wishes for a happy and healthy new year.

Sincerely,

Robert D. Neary

Chairman

Allegiant Advantage Funds

REPORT FROM PNC CAPITAL ADVISORS, LLC

“Increasingly through last spring ‘green shoots’ were visible, pointing toward an eventual turnaround in the economy.”

The Economy in Review

In the six months since the end of May 2009, the U.S economy has shown increasing signs of stabilization and expansion that will mark the end of the “Great Recession of 2008/mid-2009”. This has been a period of transition for the U.S. economy that, as of last spring, and through mid-summer, was still in the grip of a devastating recession. Just as the recession had global reach, so too has the nascent recovery. Asian economies have quickly rebounded, led by a rapid return to double-digit GDP growth in China. Europe is also emerging from the recession, in what now looks like a lagging process compared to the U.S. With most major economies now joining in the recovery positive feedback loops are beginning to engage worldwide and 2010 will emerge as a year of positive transition for most major economies.

Increasingly through last spring “green shoots” were visible, pointing toward an eventual turnaround in the economy. However, there remained significant uncertainties and economic risk was heavily weighted toward the downside. Key among those risks was the viability of the domestic auto industry with General Motors and Chrysler sliding rapidly toward bankruptcy. Chrysler filed for bankruptcy protection on April 30 and GM filed on June 1. Both auto makers extended their usual summer shut-downs during their accelerated reorganizations. They both emerged from bankruptcy protection with substantially reduced workforces, some permanently closed factories, pared dealerships, trimmed product lines and sizable obligations to the U.S. and Canadian governments resulting from massive bailouts.

Further support was given to the auto industry by the hugely successful Cash-for-Clunkers sales incentives, which helped to boost U.S. auto sales up to a 14.1 million unit annualized rate in August. Auto sales retreated in September with the end of the incentives, but have since improved through October and November. With sales improving and inventories very low, automakers have been ramping up production since their summer shut-downs. Positive spill-over effects to other industries have followed, including increased production of steel and plastics and rubber products.

Net job losses have been progressively “less bad” since the end of May. Initial claims for unemployment insurance have now declined to below 500,000 since peaking at 674,000 last March. The monthly change in payroll jobs has improved from the disastrous 741,000 jobs lost last January to just 11,000 net jobs lost in November. We could easily see positive net job creation consistently through the first quarter of 2010. Other labor market indicators are improving as well. The unemployment rate declined to 10.0 percent in November from the high of 10.2 percent in October. The average workweek is starting to lengthen, and temporary hiring is increasing.

The loss of 7.2 million payroll jobs since December 2007 has been devastating to the economy and to the households involved. But it allowed companies to survive and position themselves for renewed growth. With labor forces now trimmed, wage growth weak, and production coming back on line, overall unit labor costs have fallen for three consecutive quarters through 2009Q3. This allows businesses to heal through two channels. First, lower unit labor costs allow for more competitive pricing. Lower costs in combination with the falling value of the dollar through most of 2009, allow for very favorable pricing for U.S. exports at the time when global demand is starting to revitalize. Also, lower costs are supportive of corporate profits. Strongly advancing profits through 2009Q3 will lead to renewed business investment later in 2010 and then to stronger job creation.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

Consumer spending through November remained somewhat impaired by still-weak consumer confidence, stagnant real income, a higher savings rate, ongoing household deleveraging and tighter credit conditions. However, the holiday shopping season for 2009 is looking, if not more cheery, then at least less gloomy, than it did for 2008. As economic conditions improve through 2010 so too will consumer spending.

The housing market is also showing signs of repair. House prices through 2009Q2 and Q3 have stabilized and even show modest gains according to the Case/Shiller House Price Index. Home sales have bottomed out and begun to increase, especially in the existing home market where the high foreclosure rate and bloated supply led to the mother of all buyers’ markets. Weak pricing and lower mortgage rates have combined to boost housing affordability to record territory in many regions. Added to the very high affordability, the first-time home buyers’ tax credit pushed wavering buyers to seal their deals before the end of November. Now that the home buyers’ tax credit has been extended to April 30, 2010 and broadened in scope to include many previous homeowners, home sales are expected to hold on to recent gains. Home builders remain somewhat cautious however, and the best that can be said for house construction since last May is that it has stabilized. We have yet to see a rebound in construction but the most recent housing permit numbers are supportive of moderate gains.

Commercial real estate (“CRE”) remains in distress. Very weak demand fundamentals plague the retail, office and lodging sectors. The commercial mortgage-backed securities (“CMBS”) market collapsed in late 2008 and has still not been repaired. We have recently seen some new issuance of CMBS and this may prove to be a green shoot for the lagging CRE sector but conditions will remain challenging for months to come. The lack of a healthy CMBS market is putting pressure on the wave of CRE refinancing that is swelling through the end of 2009 and will continue through 2010. In the U.S. this will keep the failure rate of smaller and regional banks, which are heavily exposed to CRE, elevated. Internationally, we are seeing another round of shoes dropping from the global financial crisis. The emergency debt restructuring at Dubai World is a reminder that the lagging effects of the “Great Recession” will remain with us through 2010.

Fixed Income Markets

The bottom dropped out of short-term interest rates at the end of December 2008 with the Federal Reserve’s historic easing to a near-zero Fed Funds rate. The Fed’s very aggressive actions over the winter months, as it engaged more credit easing facilities and rapidly expanded its balance sheet, immediately kindled speculation about a long-term inflation threat. By the end of May 2009 yields at the long end of yield curve had risen by more than 150 basis points since their December lows with 10-Year Treasury bonds yielding 3.70 percent. Yields at the short end of the curve remained firmly anchored by the Federal Reserve. The very steep yield curve has remained in place for the six months since the end of May permitting commercial banks to shore up their profitability and balance sheets. Long-term rates tended to slip modestly through November as the dollar firmed, curbing fears of an ongoing slide in exchange rates that would have inflationary consequences.

“....the FOMC is sending a clear message that it will exit from these extraordinary financial life supports as the financial markets function more normally on their own.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

Allegiant Advantage Funds

REPORT FROM PNC CAPITAL ADVISORS , LLC

“The bulls dominated equity markets from mid-July through November, although the climb in equities was punctuated by periodic profit taking.”

Corporate bond spreads have continued to narrow significantly since the end of May, after blowing up with the collapse of Lehman Brothers in September 2008. Spreads have returned to pre-2008 conditions and an increasing appetite for risk is greeting new issuance. Agency debt remains supported for a limited time by the Federal Reserve but Fed purchases are on track to wind down by the end of the 2010Q1.

In its most recent policy announcement from December 16, the Federal Open Market Committee (“FOMC”) made only minor adjustments to their previous policy statement of November 4 and, as expected, kept the Fed funds rate at its historic low target range of 0.0 to 0.25 percent. In its analysis of recent economic conditions, the FOMC repeated that economic activity has continued to pick up, adding the new observation that deterioration in the labor market “is abating.” The FOMC maintained word-for-word, its view that “inflation will remain subdued for some time”. The FOMC also repeated its now familiar language that conditions “warrant exceptionally low levels of the federal funds rate for an extended period” (our emphasis). The FOMC added a new final paragraph to its policy statement reinforcing their previous announcement that most of the Federal Reserve’s special liquidity facilities will expire on February 1, 2010. By making this timetable explicit in their statement, the FOMC is sending a clear message that it will exit from these extraordinary financial life supports as the financial markets function more normally on their own.

Equity Markets

At the end of last May equity markets were leveling out after bouncing off their March lows. From March 9 through May 29, 2009 the S&P 500® Index had increased by some 36 percent. Talk of “green shoots” was pervasive in financial reporting and it had appeared that the rapid deceleration in the U.S economy through 2008Q4 and 2009Q1 was coming to an end. However, an end to the economic freefall did not necessarily mean a return to growth and so investors took profits in June and waited to see if the fundamentals were lining up to support an ongoing rebound.

The rapid progress of GM and Chrysler through bankruptcy court paved the way for ongoing investor optimism by the second half of July as auto production increased and monthly job losses continued to show relative improvement. The bulls dominated equity markets from mid-July through November, although the climb in equities was punctuated by periodic profit taking. From March 9 through November 30 the S&P 500® Index increased by nearly 77 percent. The rebound was impressive if you mark changes only from March 9, but most investors are still recouping losses from the swan dive in equity markets that began at the end of 2007.

The substantial loss of household capital, due both to the near-collapse of financial markets and the correlated significant erosion in house prices remains a drag to the economy and to financial markets. However, the reversal of both of those trends bodes well for ongoing repair and recovery through 2010.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

The Outlook

Economic indicators heading into the fourth quarter of 2009 confirm our view that the “Great Recession” is over. Increasingly, we are seeing signs of a self-sustaining economic recovery through 2010. 2009 began with the economy firmly in the grip of a debilitating negative feedback cycle, with distress in the financial markets leading to a severe contraction. Since the first of the year a massive and coordinated global fiscal and monetary stimulus effort has gained increasing traction. The mechanisms of positive feedback cycles are engaging within the U.S. and globally. We now see high correlations between indicators in the early stages of recovery.

Third quarter 2009 real GDP growth of 2.2 percent broke the grip of the recession. For the fourth quarter we expect to see real GDP growth accelerate to a range of 3.5 to 4.0 percent. One of the key components of that acceleration is the end of the massive inventory drawdown that lasted the six quarters from 2008Q2 to 2009Q3. In addition to the inventory swing, fiscal stimulus is engaging at the state and local government level. As of the end of November about 25 percent of fiscal stimulus funds for state and local governments have been paid out. Consumer spending for the fourth quarter will likely not significantly increase beyond the third quarter due to the distortion caused by the Cash-for-Clunkers program. However, the sleeping giant of the U.S. economy, consumer spending, is waking up. Business investment on equipment and software is accelerating and the drag from house construction is over.

Federal Reserve strategy has shifted from life support to gauging when to unwind the massive intervention. As we progress through 2010, the Fed’s focus will increasingly be on an eventual Fed funds rate hike. Prior to the first rate hike, the FOMC will delete the “extended period” language as a signal that a funds rate hike is coming within six months. We expect to see this important change in language at the April or June 2010 FOMC meetings, signaling the first of a series of Fed funds rate hikes around September 2010.

For the year 2010 we expect to see ongoing gains to U.S. real GDP of about 2.75 to 3.25 percent. We will start the year with a very high unemployment rate, in the neighborhood of 10 percent and only gradually improve through the course of the year. Relative performance of different asset classes became more highly correlated as we slid into the recession, and remained elevated in the early recovery phase through the second half of 2009. As we move through 2010, we expect to see increasing differentiation in performance metrics within an overall improving trend as the recovery matures. Downside risks will remain significant, but a return of investor, business and consumer confidence on a global scale will keep the recovery on track.

“We will start the year with a very high unemployment rate, in the neighborhood of 10 percent and only gradually improve through the course of the year.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2009

Allegiant Advantage Funds

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLES

The table below presents portfolio holdings as a percentage of total investments as of November 30, 2009.

	Advantage Institutional Government Money Market Fund	Advantage Institutional Money Market Fund	Advantage Institutional Treasury Money Market Fund
Commercial Paper	—%	35.0%	—%
U.S. Government Agency Obligations	91.6	25.1	—
Certificates of Deposit	—	10.6	—
Municipal Securities	—	10.5	—
Repurchase Agreements	—	9.4	—
Affiliated Money Market Fund	—	2.2	—
Corporate Bonds	—	2.2	—
Money Market Fund	8.4	1.9	33.3
Funding Agreement	—	1.4	—
U.S. Treasury Obligations	—	1.1	66.7
Bank Note	—	0.6	—
	100.0%	100.0%	100.0%

All mutual funds have operating expenses. As a shareholder of a Fund, you could incur operating expenses including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2009 to November 30, 2009).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

—

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

—

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio*	Expenses Paid During Period
	Advantage Institutional Government Money Market Fund(1)
Actual
Institutional Class	$1,000.00	$1,000.08	0.06%	$0.10
Hypothetical***
Institutional Class	1,000.00	1,008.26	0.06	0.30
	Advantage Institutional Money Market Fund(2),**
Actual
Institutional Class	$1,000.00	$1,000.90	0.19%	$0.95
Advisor Class	1,000.00	1,000.70	0.23	1.15
Hypothetical***
Institutional Class	1,000.00	1,024.12	0.19	0.96
Advisor Class	1,000.00	1,025.07	0.23	1.17

Allegiant Advantage Funds

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLES

	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Annualized Expense Ratio*	Expenses Paid During Period
	Advantage Institutional Treasury Money Market Fund(1)
Actual
Institutional Class	$1,000.00	$1,000.02	0.05%	$0.08
Hypothetical***
Institutional Class	1,000.00	1,008.27	0.05	0.25

(1)

Actual expense calculations for all Classes are based on data since inception (October 1, 2009) and Hypothetical expense calculations for all Classes assume the Fund has been in existence for 183 days.

(2)	See Note 7 in Notes to Financial Statements.
*	See Note 3 in Notes to Financial Statements.
**	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
***	Assumes annual return of 5% before expenses.

Allegiant Advantage Funds FINANCIAL HIGHLIGHTS	(Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

Institutional Government Money Market Fund(1)
Institutional Class
2009(2)
Net Asset Value, Beginning of Period	$1.00

Net Investment Income†	— *
Realized and Unrealized Gain (Loss) on Investments	—

Total from Investment Operations	—

Dividends from Net Investment Income	— *
Distributions from Net Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$1.00

Total Return	0.01%

Ratios/Supplemental Data

Net Assets End of Period (000)	$15,001

Ratio of Expenses to Average Net Assets	0.06%

Ratio of Net Investment Income to Average Net Assets	0.06%

Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.72%

Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.60)%

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the Advisor and Service Classes for the Institutional Government Money Market Fund was October 1, 2009. At November 30, 2009, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity these Classes during the reporting period; therefore, no information is presented.

(2)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

Allegiant Advantage Funds FINANCIAL HIGHLIGHTS	(Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

	Institutional Money Market Fund(1)
	Institutional Class						Advisor Class
	2009*	2009	2008	2007	2006	2005(2)	2009*	2009	2008	2007	2006(3)	2005(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	— **	0.01	0.04	0.05	0.04	0.01	— **	0.01	0.04	0.04	—	0.01
Realized and Unrealized Gain (Loss) on Investments	— **	— **	— **	— **	—	—	— **	— **	— **	— **	—	—

Total from Investment Operations	—	0.01	0.04	0.05	0.04	0.01	—	0.01	0.04	0.04	—	0.01

Dividends from Net Investment Income	— **	(0.01)	(0.04)	(0.05)	(0.04)	(0.01)	— **	(0.01)	(0.04)	(0.04)		(0.01)
Distributions from Net Realized Capital Gains	—	—	—	—	—	—	—	—	—	—	—	—

Total Distributions	—	(0.01)	(0.04)	(0.05)	(0.04)	(0.01)	—	(0.01)	(0.04)	(0.04)	—	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.09%	1.46%	4.43%	5.32%	4.00%	1.40%	0.07%	1.41%	4.38%	3.68%	N/A	0.54%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,629,835	$2,406,236	$2,289,971	$2,112,795	$1,521,950	$676,417	$66,327	$206,979	$266,866	$529	$—	$—
Ratio of Expenses to Average Net Assets(4)	0.19%	0.19%	0.16%	0.15%	0.17%	0.17%	0.23%	0.24%	0.21%	0.20%	N/A	0.27%
Ratio of Net Investment Income to Average Net Assets	0.18%	1.41%	4.32%	5.19%	4.10%	2.42%	0.14%	1.45%	4.27%	5.14%	N/A	2.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.21%	0.21%	0.18%	0.18%	0.22%	0.24%	0.28%	0.26%	0.23%	0.23%	N/A	0.34%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.16%	1.39%	4.30%	5.16%	4.05%	2.35%	0.09%	1.43%	4.25%	5.11%	N/A	1.95%

*	For the six months ended November 30, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the Service Class for the Institutional Money Market Fund was October 1, 2009. At November 30, 2009, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity these Classes during the reporting period; therefore, no information is presented.

(2)

Commencement of operations was October 28, 2004 for the Institutional Class and November 19, 2004 for the Advisor Class. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)

This Class is available to individual and institutional investors through a financial intermediary. During the year ended May 31, 2006, there was no shareholder activity in the Class; therefore, no ratios or total return are presented.

(4)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Advantage Funds FINANCIAL HIGHLIGHTS	(Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2009 and For the Years Ended May 31, unless otherwise indicated

Institutional Treasury Money Market Fund(1)
Institutional Class
2009(2)
Net Asset Value, Beginning of Period	$1.00

Net Investment Income†	— *
Realized and Unrealized Gain (Loss) on Investments	—

Total from Investment Operations	—

Dividends from Net Investment Income	— *
Distributions from Net Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$1.00

Total Return	0.00%

Ratios/Supplemental Data
Net Assets End of Period (000)	$15,000

Ratio of Expenses to Average Net Assets	0.05%

Ratio of Net Investment Income to Average Net Assets	0.01%

Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.67%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.61)%

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the Advisor and Service Classes for the Institutional Treasury Money Market Fund was October 1, 2009. At November 30, 2009, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in these Classes during the reporting period; therefore, no information is presented

(2)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

Allegiant Advantage Institutional Government Money Market Fund
SCHEDULE OF INVESTMENTS	STATEMENT OF
November 30, 2009 (Unaudited)	ASSETS AND LIABILITIES
November 30, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 91.5%
Federal Home Loan Bank — 29.7%
Federal Home Loan Bank
0.950%, 04/01/10	$500	$501
0.800%, 05/17/10	600	602
3.375%, 08/13/10	435	444
Federal Home Loan Bank (DN)
0.288%, 04/05/10 (A)	1,500	1,499
Federal Home Loan Bank (FRN)
0.142%, 12/07/09	400	400
0.150%, 05/26/11	1,000	1,000

		4,446

Federal Home Loan Mortgage Corporation — 24.6%
Federal Home Loan Mortgage Corporation (DN)
0.070%, 12/09/09 (A)	2,500	2,500
0.160%, 03/29/10 (A)	694	694
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.379%, 03/09/11	500	501

		3,695

Federal National Mortgage Association — 37.2%
Federal National Mortgage Association (DN)
0.110%, 12/17/09 (A)	5,000	5,000
0.120%, 01/25/10 (A)	581	581

		5,581

Total U.S. Government Agency Obligations (Cost $13,722)		13,722

	Number of Shares
MONEY MARKET FUND — 8.4%
AIM Government & Agency Portfolio	1,258,195	1,258

Total Money Market Fund (Cost $1,258)		1,258

TOTAL INVESTMENTS — 99.9% (Cost $14,980)*		14,980

Other Assets & Liabilities — 0.1%		21

TOTAL NET ASSETS — 100.0%		$15,001

*	Also cost for Federal income tax purposes.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
DN	— Discount Note
FRN	— Floating Rate Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
MTN	— Medium Term Note

See Notes to Financial Statements.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Money Market Fund	$1,258	$—
Level 2 - Other Significant Observable Inputs
U.S. Government Agency Obligations	13,722	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$14,980	$—

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $14,980)	$14,980
Interest receivable	9
Receivable from advisor	4
Prepaid expenses	17

Total Assets	15,010

LIABILITIES
Custody fees payable	2
Transfer agent fees payable	1
Other liabilities	6

Total Liabilities	9

TOTAL NET ASSETS	$15,001

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$15,001

Total Net Assets	$15,001

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class ($15,001,264 ÷ 15,001,264 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
BANK NOTE — 0.6%
Bank Note — 0.6%
Goldman Sachs Promissory Note (MTN)
0.370%, 02/19/10 (Cost $10,000)	$10,000	$10,000

CERTIFICATES OF DEPOSIT — 11.1%
Euro — 0.9%
HSBC Bank PLC
0.300%, 04/16/10	15,000	15,000

Yankee — 10.2%
Abbey National Treasury Service CT
0.160%, 12/01/09	10,000	10,000
Bank of Montreal CH
0.250%, 12/15/09	15,000	15,000
0.250%, 12/18/09	10,000	10,000
Bank of Nova Scotia TX
0.180%, 12/21/09	10,000	10,000
Barclays Bank PLC NY
0.635%, 01/21/10	20,000	20,000
0.240%, 02/26/10	15,000	15,000
BNP Paribas CH
0.230%, 01/15/10	15,000	15,000
BNP Paribas NY
0.520%, 12/08/09	10,000	10,000
Deutsche Bank AG NY
0.230%, 02/10/10	15,000	15,000
Rabobank Nederland NV NY
0.220%, 03/04/10	10,000	10,000
Royal Bank of Canada NY
0.220%, 01/21/10	10,000	10,000
Svenska Handelsbanken NY
0.210%, 02/12/10	10,000	10,000
Toronto-Dominion Bank NY
0.520%, 01/25/10	12,000	12,005
0.330%, 05/17/10	12,000	12,001

		174,006

Total Certificates of Deposit (Cost $189,006)		189,006

COMMERCIAL PAPER† — 36.7%
Banks — 10.1%
Abbey National North America LLC
0.165%, 12/22/09	10,000	9,999
0.200%, 01/20/10	10,000	9,997
0.170%, 02/16/10	7,000	6,997
Australia & New Zealand Banking Group
0.634%, 10/20/10	10,000	9,943
Bank of Nova Scotia
0.210%, 12/18/09	15,000	14,999
0.315%, 03/08/10	12,000	11,990
Deutsche Bank Financial LLC
0.170%, 12/28/09	10,000	9,999
JPMorgan Chase
0.180%, 01/11/10	10,000	9,998
JPMorgan Chase Funding
0.240%, 01/04/10	15,000	14,997
0.200%, 02/17/10	10,000	9,996
National Australia Funding Delaware
0.290%, 01/04/10	10,000	9,997
0.195%, 01/21/10	10,000	9,997

	Par (000)	Value (000)
Svenska Handelsbanken
0.200%, 01/20/10	$15,000	$14,996
Toronto-Dominion Holdings
0.270%, 01/14/10	8,000	7,997
Westpac Banking
0.180%, 12/03/09	10,000	10,000
0.240%, 01/20/10	10,000	9,997

		171,899

Consumer Staples — 2.9%
Coca-Cola
0.240%, 05/10/10	30,000	29,968
Nestle Capital
0.200%, 01/25/10	20,000	19,994

		49,962

Finance-Automotive — 2.9%
American Honda Finance
0.140%, 12/03/09	7,000	7,000
0.130%, 01/05/10	5,000	4,999
0.160%, 01/28/10	10,000	9,998
0.150%, 02/16/10	15,000	14,995
Toyota Motor Credit
0.250%, 12/10/09	12,000	11,999

		48,991

Financial Services — 17.8%
Alpine Securitization
0.190%, 12/04/09	20,000	20,000
BNP Paribas Finance
0.230%, 01/05/10	15,000	14,997
CBA Delaware Finance
0.150%, 12/04/09	4,061	4,061
0.150%, 12/21/09	1,000	1,000
0.190%, 01/25/10	15,000	14,996
0.200%, 01/28/10	10,000	9,997
Fairway Finance LLC
0.140%, 12/02/09	18,000	18,000
Liberty Street Funding LLC
0.180%, 12/01/09	10,000	10,000
Nordea North America
0.235%, 12/10/09	15,000	14,999
0.150%, 12/28/09	7,000	6,999
0.240%, 01/25/10	15,000	14,994
PACCAR Financial
0.230%, 12/17/09	15,283	15,281
0.230%, 01/07/10	1,600	1,600
0.180%, 01/21/10	10,000	9,997
0.180%, 02/01/10	10,000	9,997
Rabobank USA Financial
0.150%, 12/03/09	5,000	5,000
0.480%, 12/08/09	15,000	14,999
0.160%, 01/06/10	10,000	9,998
Starbird Funding
0.130%, 12/01/09	15,000	15,000
0.190%, 12/03/09	10,000	10,000
Straight-A Funding LLC
0.160%, 12/02/09	15,000	15,000
0.230%, 12/16/09	15,000	14,999
0.190%, 01/22/10	10,000	9,997

12

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — continued
Financial Services — continued
Wal-Mart Funding
0.200%, 12/09/09	$40,000	$39,998

		301,909

Information Technology — 2.1%
Automatic Data Processing
0.120%, 12/01/09	35,000	35,000

Insurance — 0.9%
New York Life Capital
0.150%, 12/10/09	15,000	14,999

Total Commercial Paper (Cost $622,760)		622,760

CORPORATE BONDS — 2.3%
Banks — 1.3%
Goldman Sachs Group (FRN) (MTN)
0.383%, 06/28/10	10,000	10,003
Wachovia (FRN)
0.511%, 06/01/10	5,000	4,998
Wells Fargo (FRN)
0.349%, 03/23/10	6,900	6,893

		21,894

Consumer Discretionary — 0.6%
Procter & Gamble International Funding SCA (FRN) (MTN)
0.525%, 02/08/10	10,000	10,000

Financial Services — 0.4%
Credit Suisse USA (FRN)
0.524%, 01/15/10	7,000	7,002

Total Corporate Bonds (Cost $38,896)		38,896

FUNDING AGREEMENT — 1.5%
New York Life Funding Agreement (FRN)
0.790%, 06/03/10 (A) (Cost $25,000)	25,000	25,000

MUNICIPAL SECURITIES — 11.0%
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series X-2 (VRDN)
0.200%, 07/01/37	10,000	10,000
Yale University (TECP) (VRDN)
0.260%, 01/05/10	11,000	10,997

		20,997

Illinois — 0.9%
Chicago (GO) Series 2008 (LOC—Harris N.A.) (VRDN)
0.250%, 02/19/10	15,000	15,000

Massachusetts — 0.5%
Massachusetts Health and Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.220%, 07/01/35	9,000	9,000

	Par (000)	Value (000)
Michigan — 2.5%
Board of Trustees of Michigan State University (TECP) Series 08-A
0.250%, 01/05/10	$10,000	$10,000
0.300%, 12/02/09	12,000	12,000
University of Michigan (TECP) Series B
0.270%, 02/03/10	20,000	20,000

		42,000

Ohio — 2.2%
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.200%, 12/01/26	12,000	12,000
Ohio State University (RB) Series B (VRDN)
0.230%, 12/01/28	20,000	20,000
Ohio State University (TECP) Series I
0.230%, 01/06/10	5,000	5,000

		37,000

Rhode Island — 1.5%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN)
0.200%, 09/01/43	14,930	14,930
0.260%, 09/01/32	10,000	10,000

		24,930

Texas — 1.4%
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.200%, 03/01/30	9,600	9,600
0.200%, 03/15/35	14,500	14,500

		24,100

Virginia — 0.8%
University of Virginia (TECP) Series 03-A
0.230%, 01/06/10	4,000	4,000
0.250%, 01/06/10	10,000	10,000

		14,000

Total Municipal Securities (Cost $187,027)		187,027

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.3%
Federal Farm Credit Bank — 1.2%
Federal Farm Credit Bank (FRN)
0.940%, 03/04/10	20,000	20,000

Federal Home Loan Bank — 9.3%
Federal Home Loan Bank
3.000%, 06/11/10	10,000	10,144
3.500%, 07/16/10	10,000	10,200
0.440%, 10/07/10	25,000	25,001
0.500%, 10/25/10	18,000	18,007
Federal Home Loan Bank (DN)
0.070%, 01/06/10 (B)	20,000	19,999
Federal Home Loan Bank (FRN)
0.172%, 01/08/10	20,000	19,995
0.191%, 01/13/10	20,000	19,994
0.820%, 02/23/10	15,000	15,000
0.800%, 03/11/10	20,000	20,035

		158,375

13

Allegiant Advantage Institutional Money Market Fund SCHEDULE OF INVESTMENTS November 30, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 6.6%
Federal Home Loan Mortgage Corporation (DN)
0.320%, 12/07/09 (B)	$23,840	$23,839
0.300%, 12/31/09 (B)	16,404	16,400
0.560%, 01/04/10 (B)	19,768	19,758
0.930%, 02/05/10 (B)	19,200	19,167
Federal Home Loan Mortgage Corporation (FRN)
0.142%, 12/23/09	12,000	11,998
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.135%, 02/09/10	20,000	20,000

		111,162

Federal National Mortgage Association — 9.2%
Federal National Mortgage Association
4.625%, 06/01/10	6,000	6,131
2.875%, 10/12/10	15,000	15,312
Federal National Mortgage Association (DN)
0.520%, 12/22/09 (B)	20,000	19,994
0.900%, 01/04/10 (B)	20,000	19,983
0.530%, 01/19/10 (B)	20,000	19,986
0.470%, 02/22/10 (B)	20,000	19,978
Federal National Mortgage Association (FRN)
0.233%, 01/21/10	35,000	35,019
0.218%, 02/12/10	20,000	19,990

		156,393

Total U.S. Government Agency Obligations (Cost $445,930)		445,930

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Bill† — 1.2%
0.326%, 12/24/09 (Cost $19,996)	20,000	19,996

	Number of Shares

MONEY MARKET FUND — 2.0%
AIM STIT Liquid Assets Portfolio	33,562,722	33,563

Total Money Market Fund (Cost $33,563)		33,563

AFFILIATED MONEY MARKET FUND — 2.4%
BlackRock Liquidity Funds TempFund Portfolio††	40,000,000	40,000

Total Affiliated Money Market Fund (Cost $40,000)		40,000

	Par (000)
REPURCHASE AGREEMENTS — 9.8%
Bank of America
0.170% (dated 11/30/09, due 12/01/09, repurchase price $20,000,094, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.000%, due 04/01/38, total market value $20,400,000)	$20,000	20,000

	Par (000)	Value (000)
Deutsche Bank
0.170% (dated 11/30/09, due 12/01/09, repurchase price $28,000,132, collateralized by Federal National Mortgage Association Bonds and Federal Home Loan Mortgage Corporation Bonds, 5.000% to 7.000%, due 10/01/23 to 11/01/39, total market value $28,560,000)	$28,000	$28,000
Goldman Sachs
0.170% (dated 11/30/09, due 12/01/09, repurchase price $25,000,118, collateralized by Federal National Mortgage Association Bonds, 4.000% to 10.500%, due 03/01/11 to 11/01/39, total market value $25,500,000)	25,000	25,000
Goldman Sachs (TLGP) (FDIC)
0.180% (dated 11/30/09, due 12/01/09, repurchase price $22,000,110, collateralized by Morgan Stanley (TLGP) (FDIC), 0.744%, due 02/10/12, total market value $22,440,000)	22,000	22,000
Greenwich Capital
0.170% (dated 11/30/09, due 12/01/09, repurchase price $33,000,156, collateralized by Federal Home Loan Bank Floating Rate Notes and Federal Home Loan Mortgage Corporation Note, 0.187% to 5.250%, due 02/19/10 to 04/18/16, total market value $33,662,509)	33,000	33,000
JPMorgan Chase
0.160% (dated 11/30/09, due 12/01/09, repurchase price $17,000,076, collateralized by Federal National Mortgage Association Bonds, 5.500%, due 11/01/32 to 02/01/33, total market value $17,341,063)	17,000	17,000
UBS Securities
0.160% (dated 11/30/09, due 12/01/09, repurchase price $22,000,098, collateralized by Federal National Mortgage Association Bond, 5.500%, due 04/01/36, total market value $22,443,298)	22,000	22,000

Total Repurchase Agreements (Cost $167,000)		167,000

TOTAL INVESTMENTS — 104.9% (Cost $1,779,178)*		1,779,178

Other Assets & Liabilities — (4.9)%		(83,016)

TOTAL NET ASSETS — 100.0%		$1,696,162

14

Allegiant Advantage Institutional Money Market Fund STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $25,000 and represents 1.5% of net assets as of November 30, 2009.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2009, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$40,000	$—
Money Market Fund	33,563	—
Level 2 - Other Significant Observable Inputs
Bank Note	10,000	—
Certificates of Deposit	189,006	—
Commerical Paper	622,760	—
Corporate Bonds	38,896	—
Funding Agreements	25,000	—
Municipal Securities	187,027	—
Repurchase Agreements	167,000	—
U.S. Government Agency Obligations	445,930	—
U.S. Treasury Obligation	19,996	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$1,779,178	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $1,739,178)	$1,739,178
Investments in affiliates at value, (Cost $40,000)	40,000
Receivable for investments sold	725
Receivable for shares of beneficial interest sold	1,317
Interest receivable	820
Prepaid expenses	30

Total Assets	1,782,070

LIABILITIES
Payable for shares of beneficial interest redeemed	85,446
Dividends payable
Institutional Class	125
Advisor Class	5
Investment advisory fees payable	194
Administration fees payable	20
Custody fees payable	13
Transfer agent fees payable	21
Trustee fees payable	15
Other liabilities	69

Total Liabilities	85,908

TOTAL NET ASSETS	$1,696,162

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$1,696,145
Undistributed Net Investment Income	12
Accumulated Net Realized Gain on Investments	5

Total Net Assets	$1,696,162

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class ($1,629,835,233 ÷ 1,629,786,978 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Advisor Class ($66,326,848 ÷ 66,323,445 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

Allegiant Advantage Institutional Treasury Money Market Fund
SCHEDULE OF INVESTMENTS	STATEMENT OF
November 30, 2009 (Unaudited )	ASSETS AND LIABILITIES
November 30, 2009 (Unaudited )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 66.7%
U.S. Treasury Bills† — 66.7%
0.060%, 12/17/09	$1,500	$1,500
0.085%, 12/31/09	2,000	2,000
0.052%, 01/07/10	3,000	3,000
0.060%, 02/11/10	1,500	1,500
0.098%, 03/11/10	1,000	1,000
0.262%, 07/15/10	1,000	998

		9,998

Total U.S. Treasury Obligations (Cost $9,998)		9,998

	Number of Shares
MONEY MARKET FUND — 33.2%
Federated U.S. Treasury Cash Reserve Money Market Fund	4,987,209	4,987

Total Money Market Fund (Cost $4,987)		4,987

TOTAL INVESTMENTS — 99.9% (Cost $14,985)*		14,985

Other Assets & Liabilities — 0.1%		15

TOTAL NET ASSETS — 100.0%		$15,000

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Money Market Fund	$4,987	$—
Level 2 - Other Significant Observable Inputs
U.S. Treasury Obligations	9,998	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$14,985	$—

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $14,985)	$14,985
Receivable from advisor	4
Prepaid expenses	18

Total Assets	15,007

LIABILITIES
Custody fees payable	1
Transfer agent fees payable	1
Other liabilities	5

Total Liabilities	7

TOTAL NET ASSETS	$15,000

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$15,000

Total Net Assets	$15,000

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class ($15,000,244 ÷ 15,000,244 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

Allegiant Advantage Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2009 (Unaudited)

	Advantage Institutional Government Money Market Fund*	Advantage Institutional Money Market Fund	Advantage Institutional Treasury Money Market Fund*
Investment Income:
Interest	$3	$3,814	$1
Income from affiliate	—	62	—

Total Investment Income	3	3,876	1

Expenses:
Investment advisory fees	4	1,540	4
Administration fees	—	133	—
Shareholder servicing fees:
Advisor Class	—	30	—
Transfer agent fees	1	25	1
Custodian fees	2	46	1
Professional fees	2	53	2
Pricing service fees	1	3	—
Printing and shareholder reports	—	13	—
Registration and filing fees	5	37	5
Trustees’ fees	—	18	—
Temporary Guarantee Program Participation Fee(1)	—	267	—
Miscellaneous	3	50	2

Total Expenses	18	2,215	15

Less:
Waiver of investment advisory fees	(4)	(205)	(4)
Waiver of shareholder servicing fees:
Advisor Class	—	(10)	—
Expense reimbursements(2)	(12)	—	(10)

Net Expenses	2	2,000	1

Net Investment Income	1	1,876	—

Realized Gain on Investments:
Net Realized Gain on Investments Sold	—	5	—

Net Gain on Investments	—	5	—

Net Increase in Net Assets Resulting from Operations	$1	$1,881	$—

*	Commenced operations on October 1, 2009.
(1)	See Note 7 in Notes to Financial Statements.
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Advantage Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)	(Unaudited)

	Advantage Institutional Government Money Market Fund	Advantage Institutional Money Market Fund		Advantage Institutional Treasury Money Market Fund
	For the Period October 1, 2009** - November 30, 2009	For the Six Months Ended November 30, 2009	For the Year Ended May 31, 2009	For the Period October 1, 2009** - November 30, 2009
Investment Activities:
Net investment income	$1	$1,876	$33,834	$—
Net realized gain on investments sold	—	5	65	—

Net increase in net assets resulting from operations	1	1,881	33,899	—

Dividends to Shareholders:
Dividends from net investment income:
Institutional Class	(1)	(1,824)	(30,579)	—
Advisor Class	—	(64)	(3,255)	—

Total dividends	(1)	(1,888)	(33,834)	—

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Class	15,000	2,191,107	6,393,657	15,000
Advisor Class	—	305,164	900,509	—
Reinvestment of dividends:
Institutional Class	1	373	6,178	—
Advisor Class	—	11	184	—

Total proceeds from shares issued and reinvested	15,001	2,496,655	7,300,528	15,000

Value of shares redeemed:
Institutional Class	—	(2,967,877)	(6,283,629)	—
Advisor Class	—	(445,824)	(960,586)	—

Total value of shares redeemed	—	(3,413,701)	(7,244,215)	—

Increase (decrease) in net assets from share transactions	15,001	(917,046)	56,313	15,000

Total increase (decrease) in net assets	15,001	(917,053)	56,378	15,000

Net Assets:
Beginning of period	—	2,613,215	2,556,837	—

End of period*	$15,001	$1,696,162	$2,613,215	$15,000

*Including undistributed net investment income	$—	$12	$24	$—

**	Commencement of operations

See Notes to Financial Statements.

Allegiant Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

1. Fund Organization

Effective December 31, 2009, Allegiant Advantage Fund was renamed Allegiant Advantage Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust named Allegiant Advantage Fund that was organized on May 18, 1993. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (the “Funds”). Each of the Funds is authorized to issue various classes of shares. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Funds, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

Effective October 1, 2009, the Trust began offering the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund.

Effective October 1, 2009, the Funds began offering Service Shares.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees (the “Board”). No such investments held on November 30, 2009 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allegiant Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained daily from a quoted price in an active market, such securities are reflected as Level 2.

The valuation hierarchy of each Fund’s securities as of November 30, 2009 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets of the Funds. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or even allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Adviser

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PNC Capital”), its affiliate, to form PNC Capital Advisors, LLC (the “Adviser” or the “New Adviser”) (“the Merger”). Allegiant became an affiliate of PNC Capital upon the acquisition of its parent company, National City Corporation (“NCC”), by The PNC Financial Services Group, Inc. (“PNC Group”) on December 31, 2008. PNC Group subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PNC Capital to form the New Adviser. References in this report to the “Adviser” concerning matters prior to September 29, 2009 refer to Allegiant Asset Management Company and references concerning matters after September 29, 2009 refer to PNC Capital Advisors, LLC.

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with the Adviser, an indirect wholly owned subsidiary of PNC Group, are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six months ended November 30, 2009.

	Annual Rate*	Fee Waiver	Expense Reimbursement
Institutional Government Money Market Fund	0.15%	0.15%	0.50%
Institutional Money Market Fund	0.15%	0.02%	0.00%
Institutional Treasury Money Market Fund	0.15%	0.15%	0.46%

*	The Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.05% for the Institutional Government Money Market Fund and the Institutional Money Market Fund and of at least 0.01% for the Institutional Treasury Money Market Fund. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

The Adviser and its affiliates have voluntarily agreed to reimburse the Funds for Shareholder Servicing Fees payable to other non-affiliated financial institutions and waive Shareholder Servicing Fees otherwise payable to them, respectively. The table below reflects the net annual rates in effect as of November 30, 2009 after voluntary waivers and reimbursements by the Adviser and its affiliates.

	Annual Rate
	Advisor Class	Service Class
Institutional Government Money Market Fund	0.00%	0.00%
Institutional Money Market Fund	0.00%	0.00%
Institutional Treasury Money Market Fund	0.00%	0.00%

In addition to or absent reimbursements and waivers by the Adviser and its affiliates, the Funds may reduce or suspend payment of Shareholder Servicing Fees to financial institutions.

Custodian Fees

PFPC Trust Co. (which will be renamed PNC Trust Company, on or about June 7, 2010), an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for Allegiant Funds, another registered investment company managed by the Adviser. Custodian fees for the Trust and Allegiant Funds are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Allegiant Funds and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Allegiant Funds based on each Fund’s average daily net assets. PFPC Trust Co. receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC Global is Assistant Treasurer of the Trust and Allegiant Funds. Another officer of PNC Global is Assistant Secretary of the Trust and Allegiant Funds.

Trustees’ Fees

The Trustees are paid for services rendered to the Trust and Allegiant Funds, which are allocated to the Trust and Allegiant Funds based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, Professional Funds Distributors, LLC, the principal underwriter of the Trust, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Allegiant Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (Unaudited)

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PNC Global and National City Bank (“NCB”), an affiliate of the Adviser, were parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC Global and NCB served as Co-Administrators to the Trust for the period June 1, 2008 to February 28, 2009. Effective March 1, 2009, PNC Global and the Adviser, began serving as Co-Administrators to the Trust. In exchange for its services as Co-Administrator, PNC Global received fees at the annual rate of 0.0136% of each Fund’s first $1 billion of average daily net assets; and 0.0111% of each Fund’s average net daily assets in excess of $1 billion. Effective September 29, 2009, PNC Global received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets; and 0.0100% of each Fund’s average net daily assets in excess of $1 billion. The Adviser does not receive any fees for its services as Co-Administrator.

Transfer Agent

PNC Global serves as the Trust’s Transfer Agent. For its services as Transfer Agent, PNC Global receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2009, PNC Global received $8,748 from the Funds in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2009 include legal fees of $37,246 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result of the merger of NCC and PNC Group on December 31, 2008, the BlackRock Funds are considered affiliated with the Adviser. The Institutional Money Market Fund invests in the BlackRock Liquidity Funds Temp Fund Portfolio. The total net purchases and sales of BlackRock Funds for the six months ended November 30, 2009 were

$(10,000,000). Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

Details of affiliated holdings at November 30, 2009 are included in the respective Fund’s Schedules of Investments.

4. Federal Income Taxes

Each of the Funds intends to continue to qualify for tax treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current period ended November 30, 2009, the fiscal year ended May 31, 2009 and for all open tax years (years ended May 31, 2006 through May 31, 2008) and has concluded that no provision for income tax is required in the Funds’ financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, distribution payables, deferred organizational costs and use of equalization. The character of dividends and/or distributions made during the year from net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains

(losses) were recorded by the Institutional Money Market Fund. To the extent these differences are permanent; adjustments are made to the appropriate equity accounts in the period that the differences arise. As of May 31, 2009, the following permanent differences have been reclassified to/from the following accounts in the Institutional Money Market Fund:

	Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in-Capital (000)
Institutional Money Market Fund	$—	$(60)	$60

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2009, the Institutional Money Market Fund had no capital loss carryforwards available to offset future realized capital gains.

5. Market and Credit Risk

Each of the Funds may invest up to 10% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

6. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

7. U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

The Board approved the participation by the Institutional Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Institutional Money Market Fund paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009, respectively, based on the net asset value of the Fund as of September 19, 2008.

8. Change in Independent Registered Public Accounting Firm

Effective April 2, 2009, the Trustees of the Trust, upon recommendation of the Board’s audit committee, approved a change in the Fund’s independent registered public accounting firm from Ernst & Young LLP (“E&Y”) to Deloitte & Touche LLP following the voluntary resignation of E&Y as a result of independence conflicts that arose following the merger of National City Corporation into the PNC Group. For the years ended May 31, 2008 and May 31, 2007, E&Y’s audit reports contained no adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles.

9. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Fund Name Changes

On November 17, 2009, the Board approved a name change for the Trust to “PNC Advantage Funds.” As a result, each investment portfolio of the Trust will be renamed as a PNC investment portfolio (the “Name Changes”). As an example, “Allegiant Advantage Institutional Government Money Market Fund” will be renamed “PNC Advantage Institutional Government Money Market Fund.” The Name Changes will be effective on February 8, 2010.

Allegiant Advantage Funds

MEETINGS OF SHAREHOLDERS OF THE FUND

(Unaudited)

On December 17, 2009, as adjourned to December 31, 2009, the Trust held a joint Special Meeting of Shareholders of the Funds (the “Meeting”) to:

(1)	—	approve the election of Trustees to the Board of Trustees of the Trust;

(2)	—	approve the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust pursuant to an Agreement and Plan of Reorganization, Conversion and Termination; and

(3)	—	approve a new investment advisory agreement with PNC Capital Advisors, LLC for the Institutional Money Market Fund.

Shareholders of record of the Funds on October 7, 2009 were entitled to vote on the proposals.

The Proposals were approved by shareholders at the Meetings.

The following votes were recorded during the Meetings (all percentages are reflective of total shares voted at the Meeting):

	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage

Allegiant Advantage Funds (Record date outstanding shares: 1,979,753,713)

1.01 Robert D. Neary	1,483,841,467	99.99%	209,579	0.01%	—	0.00%

1.02 Dorothy A. Berry	1,483,841,467	99.99%	209,579	0.01%	—	0.00%

1.03 Kelley J. Brennan	1,483,841,467	99.99%	209,579	0.01%	—	0.00%

1.04 Richard W. Furst	1,483,841,467	99.99%	209,579	0.01%	—	0.00%

1.05 Dale C. LaPorte	1,483,841,467	99.99%	209,579	0.01%	—	0.00%

1.06 L. White Matthews, III	1,483,841,467	99.99%	209,579	0.01%	—	0.00%

1.07 Edward J. Miller, Jr.	1,483,841,467	99.99%	209,579	0.01%	—	0.00%

1.08 John R. Murphy	1,483,841,467	99.99%	209,579	0.01%	—	0.00%

	Votes For		Votes Against		Abstained		Broker Non-Votes*
Proposal	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage

Allegiant Advantage Funds (Record date outstanding shares: 1,979,753,713)

2	1,432,914,999	96.56%	44,285,904	2.98%	—	0.00%	6,850,143	0.46%

	Votes For		Votes Against		Abstained		Broker Non-Votes*
Proposal	Number	Percentage	Number	Percentage	Number	Percentage	Number	Percentage

Allegiant Advantage Institutional Money Market Fund (Record date outstanding shares: 1,949,753,653)

3	1,462,200,845	99.53%	—	0.00%	—	0.00%	6,850,143	0.47%

*	Proxies received from brokers or nominees holding shares for a beneficial owner indicating that the broker or nominee is not voting on a particular proposal because the broker or nominee has not received instructions from the beneficial owner(s) and does not have discretionary voting power with respect to that item.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Merger, discussed above in footnote 3, resulted in a “change of management” of Allegiant, the Trust’s investment adviser prior to September 30, 2009, because the principal executive officers and directors of the New Adviser differ in part from the principal executive officers and directors of Allegiant. Consequently, this change in management may have been considered an assignment and termination of the Trust’s prior Investment Advisory Agreement with Allegiant on behalf of the Institutional Money Market Fund (the “Prior Advisory Agreement”). In anticipation of the Merger, the Board of Trustees of the Trust, at a regularly scheduled in-person meeting held on August 25, 2009, approved (i) the continuation of the Prior Advisory Agreement and (ii) an Interim Investment Advisory Agreement with the New Adviser on behalf of the Institutional Money Market Fund (the “Interim Advisory Agreement”). The Interim Advisory Agreement contained substantially similar terms as the Prior Advisory Agreement, including identical fees. The Interim Advisory Agreement took effect on September 30, 2009. Additionally, the Trustees approved a new Investment Advisory Agreement with the New Adviser for the Institutional Money Market Fund as well as an Investment Advisory Agreement for the Institutional Government Money Market and Institutional Treasury Money Market Funds, two new portfolios that commenced operations on October 1, 2009 (each, a “New Advisory Agreement” and, collectively with the Prior Advisory Agreement and the Interim Advisory Agreement, the “Advisory Agreements”). The Institutional Money Market Fund’s New Advisory Agreement contains substantially similar terms as the Prior Advisory Agreement, including identical fees.

The shareholders of the Institutional Money Market Fund approved the New Advisory Agreement at a Special Meeting of Shareholders held on December 31, 2009.

In connection with the approval of the continuation of the Prior Advisory Agreement and the approval of the Interim and New Advisory Agreements, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services and the New Adviser’s proposed services and the experience and qualifications of Allegiant and the New Adviser. Counsel provided the Trustees with a memorandum related to their consideration of the Advisory Agreements. The Trustees also discussed the structure of the Merger with representatives of Allegiant and the New Adviser and its potential impact on the Funds. The information considered by the Trustees at their meeting, and in supplemental information provided to the Trustees with regard to Allegiant and the New Adviser included: (i) the history, stability, organizational structure, assets under management and client base of Allegiant and the New Adviser; (ii) fees under the Advisory Agreements, including breakpoints and fee waivers, for the Funds and, for Allegiant and the New Adviser, comparative industry fee and expense data; (iii) any incidental non-monetary benefits realized through Allegiant’s and the New Adviser’s relationships with the Funds; (iv) the investment performance of the Institutional Money Market Fund as compared with other similar mutual funds and benchmark indices; (v) ancillary services provided by Allegiant and the New Adviser and their affiliates; (vi) any economies of scale realized or expected to be realized by Allegiant, the New Adviser and the Funds; and (vii) Allegiant’s and the New Adviser’s direct and indirect costs incurred or expected to be incurred in providing advisory services. The Trustees reviewed additional information concerning Allegiant’s and the New Adviser’s compliance procedures and controls.

The Board was advised by independent counsel with respect to their deliberations regarding the approval of the continuation of the Prior Advisory Agreement and the approval of the Interim and New Advisory Agreements. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The Board weighed and balanced the information presented and based its decision on the totality of the circumstances.

Approval of Continuation of the Prior Advisory Agreement and the Interim and New Advisory Agreements

In approving the continuation of the Prior Advisory Agreement, and the Interim and New Advisory Agreements, and determining to submit the New Advisory Agreement to Institutional Money Market Fund shareholders for approval, the Trustees considered several factors discussed below.

Nature, Extent and Quality of Services to be Provided by Allegiant and the New Adviser

The Board considered specific portfolio management services for the Funds and information it received concerning services provided or to be provided to the Funds by Allegiant and the substantially similar services to be provided to the Funds by the New Adviser after the closing of the Merger. The Board reviewed Allegiant’s use of technology, research capabilities, risk management and investment management staff.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Board discussed Allegiant’s experience and the qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of Allegiant discussed the structure and operations of the asset management business of Allegiant. The Board also considered its periodic meetings with the portfolio managers and other employees of Allegiant. The Board reviewed Allegiant’s management structure, assets under management and investment philosophies and processes.

The Trustees then considered information about how the New Adviser’s management and operations would be structured after the Merger and determined that the delivery of services under the Interim and New Advisory Agreements would not be adversely affected. The Board noted the long-term experience of each party to the Merger, which is important when considering the New Adviser. The Board reviewed the background and experience of the portfolio management teams, their use of technology and broad research capabilities, which enable the teams to effectively monitor and manage the portfolios.

The Trustees considered information describing how the Merger is expected to affect Allegiant’s and the New Adviser’s business, including personnel and portfolio management teams. Allegiant and the New Adviser addressed for the Board their efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Merger. The Board considered that the general oversight of day-to-day operations of the Funds, including oversight of third parties for accounting, administration, legal and regulatory compliance had been consistently performed on a satisfactory basis and the New Adviser described its ability to continue such oversight. Representatives from Allegiant and the New Adviser described their efforts to increase distribution channels for the Funds.

The Board also considered the general experience, stability, business and operations of the New Adviser and considered the organizational depth of the New Adviser.

Based on their review of the materials provided and the assurances they received from representatives of Allegiant and the New Adviser, the Trustees concluded that the information presented to and considered by them regarding advisory personnel and services was not expected to adversely affect the nature and quality of services provided by the New Adviser under the Interim and New Advisory Agreements. The Board placed particular significance in this regard on the likelihood that the New Adviser would continue to provide the same type, extent and quality of services to the Funds following the closing of the Merger as Allegiant has historically provided the Institutional Money Market Fund.

Investment Performance of the Institutional Money Market Fund

In considering the investment performance of the Institutional Money Market Fund, the Board engaged in a comprehensive review of the Institutional Money Market Fund’s short- and long-term performance. In this regard, the Board considered that investment performance for the Institutional Money Market Fund was satisfactory. The Board also considered the performance of the investment portfolios of PNC Funds, Inc. under the management of PNC Capital. The Board was advised of proposed changes to certain portfolio management teams. The Board used comparable performance measures and market data generated by independent firms. The Board considered whether the Institutional Money Market Fund operated within its objective and restrictions, and the investment results in view of recent market turmoil.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Institutional Money Market Fund supported the approval of the Prior, Interim and New Advisory Agreements.

Costs of the Services to be Provided and Profits to be Realized by Allegiant and the New Adviser and their Affiliates from the Relationship with the Funds

Based on the Board’s review of the materials provided and the assurances they received from Allegiant and the New Adviser, the Board determined that the Merger would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to increase as a result of the Merger.

The Board also reviewed information provided to them by Allegiant that described profitability on an enterprise and specific basis with respect to the Institutional Money Market Fund. The Board observed that any projection regarding the New Adviser’s profitability would depend on many assumptions as to the New Adviser’s financial condition and operations following the closing of the Merger and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the New Adviser’s future profitability in determining whether to approve the Interim and New Advisory Agreements, where applicable.

Extent to which Economies of Scale may be Realized as the Funds Grow and Whether Fee Levels Would Reflect Economies of Scale

The Board reviewed detailed information about revenues and other benefits, such as research and soft dollars received by Allegiant and its affiliates from their relationship with the Institutional Money Market Fund. The Board received information about Allegiant’s gross and net profits. The disclosed costs and benefits were reviewed in light of the services provided to the Institutional Money Market Fund. The Board then considered Allegiant’s and the New Adviser’s willingness to continue to review the advisory and other fees of all the Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered Allegiant’s and the New Adviser’s representation that each will seek to share economies of scale with the Funds’ shareholders through appropriate mechanisms in the future. Based on all of the above, the Board concluded that the information provided and fee structure for each Fund supported approving the Prior, Interim and New Advisory Agreements, where applicable.

A Comparison of Fee Levels of the Funds with Those of Comparable Funds

The Board discussed the Funds’ contractual and actual advisory fees. The Board considered each Fund’s advisory fees and total expenses as they compared to those of comparable funds in the case of the advisory fee comparisons and to the funds included in comparison material. With respect to the advisory fee comparisons, the Board considered each Fund versus its respective peer group. The Board also considered each Fund’s total operating expense ratio. This information assisted the Board in assessing the fee and expense levels of each Fund in comparison to the fee and expenses levels of each Fund’s peer group. The Board reviewed certain advisory fees charged by Allegiant and its affiliates to institutional accounts. The Board considered the generally broader scope of services provided or to be provided for the Funds in comparison to institutional accounts, the impact of expenses associated with the extensive regulatory structure for mutual funds that is not present in institutional account management and additional trading to maintain cash flows for mutual funds.

The Board also took into consideration the fact that the New Adviser did not propose nor anticipate proposing any changes in the services or current advisory fees or other fees applicable to the Funds payable to it as a result of the Merger. Based on these fee and expense comparisons, the Board concluded that the advisory fee and total fee levels of each of the Funds should not preclude approval of the Prior, Interim and New Advisory Agreements.

Benefits to be Derived by Allegiant and the New Adviser from the Relationship with the Funds

The Board considered that, beyond the fees earned by Allegiant or the New Adviser and each of its affiliates for providing services to the Funds, Allegiant and the New Adviser may benefit from their relationship with the Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Funds as a positive attribute. Based on this information, the Board concluded that these additional benefits should not preclude approval of the Prior, Interim and New Advisory Agreements.

Board Conclusions

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board met regularly, at least each quarter, and considered matters related to the Prior Advisory Agreement including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, unanimously concluded that (i) the proposed investment advisory fees to be paid by each Fund to Allegiant and the New Adviser were reasonable in light of the services to be provided by Allegiant and the New Adviser, and (ii) the New Advisory Agreement should be recommended to Institutional Money Market Fund shareholders for approval.

Allegiant Advantage Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting and Quarterly Schedule of Investments

A description of the policies and procedures that Allegiant Advantage Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Advantage Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Funds’ website at AllegiantFunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at AllegiantFunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the Allegiant Advantage Funds can be found by visiting the Funds’ website at AllegiantFunds.com.

Investment Adviser

PNC Capital Advisors, LLC

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

Allegiant
ADVANTAGE FUNDS
AllegiantFunds.com

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

ADV-SA-001-1209

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Allegiant Advantage Funds

By (Signature and Title)*	/s/ John F. Durkott
John F. Durkott, President & Chief Executive Officer (principal executive officer)

Date	January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John F. Durkott
John F. Durkott, President & Chief Executive Officer (principal executive officer)

Date	January 26, 2010

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date	January 26, 2010

* Print the name and title of each signing officer under his or her signature.